Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,500,000
Previously Paid Amount	0.00
Total Fee Amount	1,435.50
Total Offset Amount	0.00
Net Fee	1,435.50
Narrative - Max Aggregate Offering Price	$ 16,500,000
Final Prospectus	true